Leases (Details) - Schedule of future lease payments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Lease Payments [Abstract]
Balance	$ 442,842	$ 495,051
Additions	1,010,299	32,955
Interest expenses	94,376	47,102
Lease payments	(292,320)	(97,429)
Effects of currency translation	(10,727)	(34,837)
Balance	$ 1,244,470	$ 442,842